Warrants (Details) - USD ($)					3 Months Ended	12 Months Ended
	May 05, 2020	May 05, 2020	Feb. 22, 2019	Mar. 06, 2017	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right issued during period		375,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.25	$ 1.25
Warrants expiration date	May 05, 2025	May 05, 2025
Number of warrant outstanding	375,000	375,000			10,125	10,125
Intrinsic value					$ 2,000,000
Warrants exercisable, intrinsic value					$ 5,000
Warrants exercised						67,125	297,750
Issuance of common stock shares						44,482	95,434
Warrant
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 11.75	$ 11.75	$ 11.66	$ 11.76
Number of warrant outstanding					7,691	7,691	7,759	7,682
Warrants exercisable, intrinsic value						$ 4,000
Warrants exercised					0	(68)	(298)
Right Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued upon right offering			5,976,000	1,706,000
Share price (in dollars per share)			$ 5.792	$ 11.76
Term of warrants			5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 11.76
Share Price			$ 11.76	$ 11.76